Statements of Changes in Net Assets Available for Plan Benefits - EBP 004 - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Investment income:
Change in the Plan interest in the Master Trust	$ 1,715,450,655	$ 1,403,846,455
Contributions:
Participant contributions	270,644,835	278,791,619
Employer contributions	150,639,605	165,680,701
Rollover contributions	28,262,824	32,483,086
Total contributions	449,547,264	476,955,406
Total additions	2,164,997,919	1,880,801,861
Benefits paid to participants	1,069,656,802	926,353,132
Administrative expenses	4,697,846	4,062,834
Total deductions	1,074,354,648	930,415,966
Net increase in net assets available for plan benefits	1,090,643,271	950,385,895
Net assets available for plan benefits:
At beginning of year	9,931,854,572	8,981,468,677
At end of year	$ 11,022,497,843	$ 9,931,854,572